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                The total filing fee is being paid under 33-44792
                                                  ------------------------------
  U.S. SECURITIES AND EXCHANGE COMMISSION                  OMB APPROVAL
           WASHINGTON, D.C. 20549                 ------------------------------
                                                   OMB Number: 3235-0456
                 FORM 24f-2                        Expires: August 31, 2000
      ANNUAL NOTICE OF SECURITIES SOLD               Estimated average burden
           PURSUANT TO RULE 24f-2                  hours per response.......1
                                                  ------------------------------

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


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1.      Name and address of issuer:    Nationwide VL Separate Account - A
                                       One Nationwide Plaza
                                       Columbus, Ohio 43215
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2.      The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):                                                           [X]

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3.      Investment Company Act File Number: 811-6137
                                            --------

        Securities Act File Number: 33-44792, 33-44300, 33-35775,
                                    333-27123, 333-22677
                                    -----------------------------
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4(a).  Last day of fiscal year for which this notice is filed: December 31, 1998
                                                               -----------------


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4(b).    Check box if this Form is being filed late (i.e., more than
         90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2).                                              [ ]


Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).   Check box if this is the last time the issuer will be filing this
        Form.                                                                [ ]

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5.      Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):        +   $47,374,274
                                                                    ------------

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                -   $1,906,940
                                                                    ------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the Commission:                  N/A
                                                                  --------------

        (iv)   Total available redemption credits (add
               Items 5(ii) and 5(iii):                            -   $1,906,940
                                                                  --------------

        (v)    Net Sales -- if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $45,467,334
                                                                  --------------
      -----------------------------------------------------------------
        (vi)   Redemption credits available for use in future                 $0
               years - if Item 5(i) is less than Item 5(iv)       --------------
               [subtract Item 5(iv) from Item 5(i)]:
      -----------------------------------------------------------------

        (vii)  Multiplier for determining registration fee
               (See instruction C.9):                                 x 0.000278
                                                                        --------

        (viii) Registration fee due [multiply item 5(v) by
               item 5(vii)] enter "0" if no fee is due):            = $12,639.92
                                                                      ==========
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6.      Prepaid Shares - If the response to item 5(i) was
        determined by deducting an amount of securities that
        were registered under the Securities Act of 1933
        pursuant to rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares
        or other units) deducted here:                                       N/A

        Prepaid Shares - If there is a number of shares or
        other units that were registered pursuant to rule
        24e-2 remaining unsold at end of the fiscal year for
        which this form is filed that are available for use by
        the issuer in future fiscal years, then state that
        number here:                                                         N/A

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7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year (see
        Instruction D):                                                    + N/A
                                                                     -----------

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8.      Total of the amount of the registration fee due plus any
        interest due (line 5(viii) plus line 7):                 =    $12,639.92
                                                                     -----------

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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:  March 30, 1999
                                          -------------

        Method of Delivery:

                      [X] Wire Transfer
                      [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/John M. Davis
                          ------------------------------------------------------

                                  John M. Davis   Officer-Financial Operations
                          ------------------------------------------------------

Date  March 30, 1999
     ---------------------


 *Please print the name and title of the signing officer below the signature.









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